UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue
         Suite 930
         Pasadena, CA  91101

13F File Number:  028-13350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6000

Signature, Place, and Date of Signing:

 /s/  J. Dale Harvey     Pasadena, CA     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $364,098 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1416    15870 SH       SOLE                    15870        0        0
ABBOTT LABS                    COM              002824100    15349   250428 SH       SOLE                   250428        0        0
AETNA INC NEW                  COM              00817Y108    10563   210584 SH       SOLE                   210584        0        0
ALLSTATE CORP                  COM              020002101     5081   154347 SH       SOLE                   154347        0        0
APOLLO GROUP INC               CL A             037604105     6865   177656 SH       SOLE                   177656        0        0
AVERY DENNISON CORP            COM              053611109     9444   313443 SH       SOLE                   313443        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109     8858   267056 SH       SOLE                   267056        0        0
BANK OF AMERICA CORPORATION    COM              060505104    17877  1867974 SH       SOLE                  1867974        0        0
BAXTER INTL INC                COM              071813109    14555   243472 SH       SOLE                   243472        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1087    32205 SH       SOLE                    32205        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    10947   341231 SH       SOLE                   341231        0        0
CHEVRON CORP NEW               COM              166764100      271     2528 SH       SOLE                     2528        0        0
CINTAS CORP                    COM              172908105     8953   228864 SH       SOLE                   228864        0        0
CITIGROUP INC                  COM NEW          172967424    15589   426510 SH       SOLE                   426510        0        0
DEAN FOODS CO NEW              COM              242370104     4828   398660 SH       SOLE                   398660        0        0
DONNELLEY R R & SONS CO        COM              257867101    10124   817096 SH       SOLE                   817096        0        0
ELECTRONIC ARTS INC            COM              285512109    10137   615080 SH       SOLE                   615080        0        0
EMERSON ELEC CO                COM              291011104     1166    22355 SH       SOLE                    22355        0        0
EXXON MOBIL CORP               COM              30231G102      479     5520 SH       SOLE                     5520        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106     1704    77206 SH       SOLE                    77206        0        0
GENERAL ELECTRIC CO            COM              369604103    11011   548627 SH       SOLE                   548627        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      613    13656 SH       SOLE                    13656        0        0
HEWLETT PACKARD CO             COM              428236103    11605   486994 SH       SOLE                   486994        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    15044    72100 SH       SOLE                    72100        0        0
JOHNSON & JOHNSON              COM              478160104     1411    21394 SH       SOLE                    21394        0        0
JPMORGAN CHASE & CO            COM              46625H100    16359   355794 SH       SOLE                   355794        0        0
LILLY ELI & CO                 COM              532457108     5314   131981 SH       SOLE                   131981        0        0
LINCOLN NATL CORP IND          COM              534187109    16846   639062 SH       SOLE                   639062        0        0
MCGRAW HILL COS INC            COM              580645109    13754   283759 SH       SOLE                   283759        0        0
MICROSOFT CORP                 COM              594918104    16034   497091 SH       SOLE                   497091        0        0
MOVE INC                       COM NEW          62458M207      142    14665 SH       SOLE                    14665        0        0
OMNICOM GROUP INC              COM              681919106    15277   301614 SH       SOLE                   301614        0        0
ORACLE CORP                    COM              68389X105      280     9616 SH       SOLE                     9616        0        0
PEPSICO INC                    COM              713448108      555     8368 SH       SOLE                     8368        0        0
PFIZER INC                     COM              717081103     1911    84380 SH       SOLE                    84380        0        0
PROCTER & GAMBLE CO            COM              742718109     2206    32827 SH       SOLE                    32827        0        0
ROBERT HALF INTL INC           COM              770323103    14441   476602 SH       SOLE                   476602        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      462     2850 SH       SOLE                     2850        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      769     5461 SH       SOLE                     5461        0        0
STAPLES INC                    COM              855030102    14581   900624 SH       SOLE                   900624        0        0
STATE STR CORP                 COM              857477103    15012   329929 SH       SOLE                   329929        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    14472   393807 SH       SOLE                   393807        0        0
TIME WARNER CABLE INC          COM              88732J207    10382   127384 SH       SOLE                   127384        0        0
WHIRLPOOL CORP                 COM              963320106     5509    71675 SH       SOLE                    71675        0        0
XEROX CORP                     COM              984121103     4815   596697 SH       SOLE                   596697        0        0